As Filed with the Securities and Exchange Commission on August 19, 2013
REGISTRATION NO. 033-19628
811-03563

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 38
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT L
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number: (800) 752-7219

Michael S. Bloom, Vice President and General Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park SC 2335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 38 to the Registration Statement on Form N-4 (the “Registration Statement”) (File Nos. 033-19628, 811-03563) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add supplements to the prospectus and the statement of additional information filed with Post-Effective Amendment No. 37 to the Registration Statement, which was filed on April 29, 2013, and to reflect certain changes to Part C to the Registration Statement. Except as described herein, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in the Registration Statement. For avoidance of doubt, the prospectus and statement of additional information contained in Post-Effective Amendment No. 37 to the Registration Statement are hereby incorporated herein by reference to the extent required by applicable law.

PART A

SUPPLEMENT DATED AUGUST 19, 2013
to

PROSPECTUSES DATED APRIL 29, 2013
FOR COMPASS 2 AND COMPASS 3

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT L

1.
Effective August 2, 2013, the parent of Sun Life Assurance Company of Canada (U.S.) is Delaware Life Holdings, LLC (“Delaware Life”).  Delaware Life is a limited liability company formed under the laws of Delaware on December 12, 2012.  Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter.

2.
Pursuant to the approval by the Board of Trustees of the MFS Total Return Portfolio (“the Fund”) and its shareholders, the Fund was reorganized into the MFS Total Return Series, effective at close of business on August 16, 2013.

MFS Total Return Portfolio is no longer available for investment and all references to the Fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART B

SUPPLEMENT DATED AUGUST 19, 2013
to

STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 29, 2013
FOR COMPASS 2 AND COMPASS 3

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT L

The text under the heading “The Company” in the Statement of Additional Information is replaced with the following:

Effective August 2, 2013, the parent of Sun Life Assurance Company of Canada (U.S.) is Delaware Life Holdings, LLC (“Delaware Life”).  Delaware Life is a limited liability company formed under the laws of Delaware on December 12, 2012.  Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter. Messrs. Boehly and Walter ultimately control the Company through the following intervening companies:  Delaware Life, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC and DLICT, LLC. The nature of the business of Messrs. Boehly and Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

A.
Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-4, File No. 033-19628, filed on April 29, 2013.)

B.
Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-4, File No. 033-19628, filed on April 29, 2013.)

	1.	Independent Auditors’ Report;
	2.	Statutory-Basis Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2012 and 2011;
	3.	Statutory-Basis Statements of Operations for the Years Ended December 31, 2012, 2011 and 2010;
	4.	Statutory-Basis Statements of Changes in Capital Stock and Surplus for the Years Ended December 31, 2012, 2011 and 2010;
	5.	Statutory-Basis Statements of Cash Flows for the Years Ended December 31, 2012, 2011 and 2010; and
	6.	Notes to Statutory-Basis Financial Statements.

C.
Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-4, File No. 033-19628, filed on April 29, 2013.)

	1.	Report of Independent Registered Public Accounting Firm;
	2.	Statements of Assets and Liabilities, December 31, 2012;
	3.	Statements of Operations, Year Ended December 31, 2012;
	4.	Statements of Changes in Net Assets, Years Ended December 31, 2012 and 2011; and
	5.	Notes to Financial Statements.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the Depositor dated August 11, 2011, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account L and the reorganization of the Registrant from a managed separate account to a unit investment trust (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 002-79141, filed on September 13, 2011);

(2)	Not Applicable;

(3)(a)(i)
Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(a)(ii)
Amendment No. 1 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4 (File No. 333-83364) filed on or about April 27, 2009);

(3)(a)(iii)
Amendment No. 2 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009);

(3)(a)(iv)
Amendment No. 3 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009);

(3)(b)(i)
Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)
Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed on January 16, 1998); and

(3)(c)(iii)
General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)
Individual Flexible Payment Deferred Annuity Contract (Compass 3 Variable Annuity Contract) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-3, File No. 002-79141, filed on March 6, 1998);

(5)
Application used with the annuity contract filed as Exhibit 4 (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-3, File No. 002-79141, filed on March 6, 1998);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)
Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed on December 10, 2012);

(9)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use;*

(10)(a)	Consents of Deloitte & Touche LLP;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Not Applicable;

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F of the Registrant on Form N-4, File No. 033-41628, filed on April 29, 1998);

(14)(a)	Powers of Attorney;*

(14)(b)
Resolution of the Board of Directors of the depositor dated August 2, 2013 authorizing the use of powers of attorney for Officer signatures (Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on August 19, 2013);

(15)
Organizational Chart (Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on August 19, 2013).

*   Filed herewith.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Todd L. Boehly Guggenheim Partners, LLC 330 Madison Avenue New York, NY 10017	Director

Dennis A. Cullen 811 Turnberry Lane Northbrook, IL 60062	Director

Mark R. Walter Guggenheim Partners, LLC 227 W. Monroe St. Suite 4900 Chicago, IL 60606	Director

David E. Sams, Jr. Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President

Frank K. Neill, III Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Chief Investment Officer

James D. Purvis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Chief Operating Officer and Treasurer

Daniel J. Towriss Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Chief Actuary, Chief Risk Officer and Secretary

Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Executive Vice President, Business Development and In Force Management

Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President, Finance

Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President and General Counsel and Assistant Secretary

Robert S. Sabatino Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Information Technology and Operations

Michelle Wilcon Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources and Internal Communications

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is controlled by Delaware Life Holdings, LLC.

The organization chart of Delaware Life Holdings, LLC is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-4, File No. 333-83516, filed August 19, 2013.

None of the companies listed in such Exhibit 15 is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of May 31, 2013 there were 4,921 qualified and 1,518 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended March 19, 2004 (a copy of which as filed as Exhibit 3.2 to Depositor’s Form 10-K, File No. 333-82824, filed on March 29, 2004), provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I, and K; Keyport Variable Account A; KMA Variable Account; Keyport Variable Account I; KBL Variable Account A; KBL Variable Annuity Account; and Sun Life (N.Y.) Variable Accounts A, B, C, D, J, and N.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter

	Kenneth A. McCullum	President and Director
	Michael K. Moran	Financial Operations Principal and Treasurer and Director
	Michael S. Bloom	Secretary and Director
	Thomas Seitz	Vice President, Sales
	Kathleen T. Baron	Chief Compliance Officer
	Wayne P. Farmer	Tax Officer
	Maryellen Percuoco	Clerk and Assistant Secretary

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Assurance Company of Canada (U.S.), in whole or in part, at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company. The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 19th day of August, 2013.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT L
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ David E. Sams, Jr.*
David E. Sams, Jr.
President

*By:	/s/ Kenneth N. Crowley
Kenneth N. Crowley
Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ David E. Sams, Jr.*	President	August 19, 2013
David E. Sams, Jr.	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Senior Vice President, Finance	August 19,, 2013
Ronald H. Friesen	(Principal Financial Officer)

/s/ Michael K. Moran*	Vice President and Controller	August 19,, 2013
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Kenneth N. Crowley	Attorney-in-Fact for:	August 19, 2013
Kenneth N. Crowley	Todd L. Boehly, Director
Dennis A. Cullen, Director
Mark R. Walter, Director

* Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 48 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed August 19, 2013). Powers of attorney are included as Exhibit 14(a).

Exhibits

(9)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use

(10)(a)	Consents of Deloitte & Touche LLP

(10)(b)	Representation of Counsel pursuant to Rule 485(b)

(14)(a)	Powers of Attorney